Income tax expense - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income tax expense
Income (loss) before tax	€ 3,836	€ (17,070)	€ 9,791
Tax (expense) income based on expected group tax rate	(1,056)	4,697	(2,722)
Tax effects of:
Non-recognition of interest expenses due to interest cap			(1,042)
Utilization of interest expense carryforwards and recognition of related deferred tax assets		4,118	1,400
Non-deductible expense (for local taxes)	(144)	(727)	(233)
Other non-deductible expenses	(14,229)	(19,412)	(874)
Tax free income	40		108
Tax rate difference between group and local tax rates and changes in tax rates	(194)	(420)	57
Prior year adjustments	295	155	(85)
(Non-) recognition on deferred tax assets on tax loss carryforwards	3,500	(4,064)	(18)
Others	53	120	(32)
Total income tax expense	€ (11,734)	€ (15,534)	€ (3,441)
Effective tax rate	305.90%	91.00%	35.10%